Events after the balance sheet date	6 Months Ended
Jun. 30, 2020
Events After Reporting Period [Abstract]
Events after the balance sheet date

16	Events after the balance sheet date
In its assessment of events after the balance sheet date, HSBC has considered and concluded that no material events have occurred resulting in adjustments to the financial statements.